THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 16, 2010.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        August 12, 2010
     -------------------         ------------------        ---------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $182,895 (thousands)

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 3/31/10                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

ALCON INC                      COM SHS            H01301102  10,905        67,500 SH   SOLE                67,500   -        -
BELL MICROPRODUCTS INC         COM                078137106   7,384     1,062,500 SH   SOLE             1,062,500   -        -
MILLIPORE CORP                 COM                601073109  43,323       410,253 SH   SOLE               410,253   -        -
MILLIPORE CORP NOTE            NOTE 3.750% 6/0    601073AD1   6,889     5,500,000 PRN  SOLE             5,500,000   -        -
OSI PHARMACEUTICALS INC        COM                671040103  35,766       600,600 SH   SOLE               600,600   -        -
TELMEX INTERNACIONAL SAB DE    SPONS ADR SR L     879690105  16,002       830,000 SH   SOLE               830,000   -        -
WASTE SERVICES INC DEL         COM NEW            941075202   3,199       323,417 SH   SOLE               323,417   -        -
XTO ENERGY INC                 COM                98385X106  59,427     1,259,590 SH   SOLE             1,259,590   -        -

                                            Value Total    $182,895

                                            Entry Total:         8
